Trade and Bills Receivables - Summary of Trade and Bills Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Trade and other current receivables [Abstract]
Trade receivables, net	¥ 212,104	$ 33,511	¥ 241,168
Bill receivables(i)	6,819,440	1,077,423	6,816,088
Total (Note 36)	¥ 7,031,544	$ 1,110,934	¥ 7,057,256